IFRS 7 - Disclosure - Liquidity Risk - Summary of Credit Related Commitments (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Disclosure of commitments [line items]
Credit related commitments	$ 337,092	$ 312,778
Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	268,089	241,038
Securities lending [member]
Disclosure of commitments [line items]
Credit related commitments	39,186	44,220
Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	14,565	13,489
Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	12,907	10,870
Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	196	224
Other [member]
Disclosure of commitments [line items]
Credit related commitments	2,149	2,937
Less than 1 month [member]
Disclosure of commitments [line items]
Credit related commitments	39,474	42,113
Less than 1 month [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	989
Less than 1 month [member] | Securities lending [member]
Disclosure of commitments [line items]
Credit related commitments	33,483
Less than 1 month [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	2,769
Less than 1 month [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	3
Less than 1 month [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	81
Less than 1 month [member] | Other [member]
Disclosure of commitments [line items]
Credit related commitments	2,149
Later than one months and not later than three months [member]
Disclosure of commitments [line items]
Credit related commitments	24,451	21,669
Later than one months and not later than three months [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	8,554
Later than one months and not later than three months [member] | Securities lending [member]
Disclosure of commitments [line items]
Credit related commitments	2,779
Later than one months and not later than three months [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	2,567
Later than one months and not later than three months [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	10,480
Later than one months and not later than three months [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	71
3 - 6 months [member]
Disclosure of commitments [line items]
Credit related commitments	11,188	9,059
3 - 6 months [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	4,819
3 - 6 months [member] | Securities lending [member]
Disclosure of commitments [line items]
Credit related commitments	2,924
3 - 6 months [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	2,070
3 - 6 months [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	1,361
3 - 6 months [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	14
6 - 9 months [Member]
Disclosure of commitments [line items]
Credit related commitments	8,798	8,063
6 - 9 months [Member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	4,601
6 - 9 months [Member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	3,567
6 - 9 months [Member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	627
6 - 9 months [Member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	3
9 - 12 months [Member]
Disclosure of commitments [line items]
Credit related commitments	6,427	5,825
9 - 12 months [Member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	4,127
9 - 12 months [Member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	2,140
9 - 12 months [Member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	145
9 - 12 months [Member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	15
1 - 2 years [member]
Disclosure of commitments [line items]
Credit related commitments	20,638	14,784
1 - 2 years [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	19,575
1 - 2 years [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	785
1 - 2 years [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	278
2 - 5 years [member]
Disclosure of commitments [line items]
Credit related commitments	51,245	50,210
2 - 5 years [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	50,595
2 - 5 years [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	625
2 - 5 years [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	13
2 - 5 years [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	12
Over 5 years [member]
Disclosure of commitments [line items]
Credit related commitments	1,714	2,979
Over 5 years [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	1,672
Over 5 years [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	42
No specific maturity [member]
Disclosure of commitments [line items]
Credit related commitments	173,157	$ 158,076
No specific maturity [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	$ 173,157